Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2022
26. Asset Retirement Obligations
Change in ARO
The change in ARO for the years ended December 31 is as follows:
millions of dollars 2022 2021
Balance, January 1 $

174 $

178
Accretion included in depreciation expense

9

10
Change in FX rate

3 (1)
Additions

1

1
Accretion deferred to regulatory asset (included in PP&E)

1 (2)
Liabilities settled
(1)
(1) (13)
Revisions in estimated cash flows (13) -

Other -

1
Balance, December 31 $

174 $

174
(1) Tampa Electric

produced ash and other by-products, collectively known as CCR's, at its Big Bend and Polk power stations. The decrease in ARO in 2021 was due to the closure of CCR management facilities.